Commitments and Contingencies (Details) - Evolv Technologies Holdings Inc [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Future minimum lease payment	$ 100,000
Rent expense	$ 100,000	$ 100,000	$ 400,000	$ 400,000
Indemnification liability			$ 0	$ 0